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   ABN AMRO FUNDS LOGO

                               [GRAPHIC OMITTED]
                          CONTINENT SHADOW PROFILE PIC



                                               SEMI-ANNUAL
                                               REPORT



                                               JUNE 30, 2001

                                               INSTITUTIONAL SHARE CLASS
                                               INSTITUTIONAL SERVICE SHARE CLASS

--------------------------------------------------------------------------------

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TABLE OF CONTENTS

Letter to Shareholders............................   2
Schedule of Investments ..........................   3
Statement of Assets and Liabilities ..............   5
Statement of Operations ..........................   6
Statement of Changes in Net Assets................   7
Financial Highlights .............................   8
Notes to Financial Statements ....................   9





INSTITUTIONAL MONEY MARKET FUNDS
  Institutional Prime Money Market Fund(US)
  Institutional Treasury Money Market Fund(US)*
  Institutional Government Money Market Fund(US)*

--------------------------------------------------------------------------------
NOT FDIC INSURED (BULLET) NO BANK GUARANTEE (BULLET) MAY LOSE VALUE
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

ABN AMRO IS A REGISTERED SERVICE MARK OF ABN AMRO HOLDING N.V., THE ULTIMATE PARENT OF ABN AMRO ASSET MANAGEMENT (USA) LLC, THE INVESTMENT ADVISOR TO THE ABN AMRO FUNDS. ALL RIGHTS RESERVED. ABN AMRO FUNDS ARE DISTRIBUTED BY ABN AMRO DISTRIBUTION SERVICES (USA) INC. WHICH IS NOT AN ADVISOR AFFILIATE.

--------------------------------------------------------------------------------


* As of the date of this semi-annual report, these Funds had not yet commenced operations.

--------------------------------------------------------------------------------

LETTER TO SHAREHOLDERS

Dear Shareholder:

As they say in many parts of the country, "If you don't like the weather, just wait a little while. It'll change." Investors could just as easily apply this statement to the markets. Like the weather, the markets are constantly shifting and difficult to predict.

After an unprecedented stretch of sunshine, ominous clouds began to appear last year. Those clouds erupted in late 2000 and storms continued throughout the first half of 2001. Weakening economic conditions, a corporate earnings recession and the strength of the U.S. dollar all rained down on stock returns, even as bonds enjoyed sunnier skies. The Federal Reserve (the "Fed") made its best attempt to alter the forecast, cutting interest rates six times from January through June to stimulate the economy. Ultimately, the Fed lowered rates by 2.75%, dropping the Fed's key overnight target rate from 6.50% to 3.75%, its most aggressive action since 1987.

Although investors initially cheered the rate cuts by sending stock prices higher in the early months of the year, bad news on the corporate earnings front chilled the air. High energy costs, prior tech-spending excesses and the surprisingly strong U.S. dollar continued to exact a heavy toll on earnings.

As often is the case throughout history, what was bad for the stock market and the economy was good for bonds. In the first calendar quarter of the year, falling stock prices and interest rate cuts fueled demand for bonds and boosted their prices. In the second quarter, fears about the potentially stimulative effects of rate cuts muted bond returns a bit, although they ended up significantly outperforming most stock market measures during the first half of 2001.

The ABN AMRO Institutional Prime Money Market Fund(US) provided excellent shelter from the storm. Its return of 5.96% for the Institutional Share Class for the one year time period put it in the top quartile of Money Market funds as ranked by Lipper.

Turbulence, both in weather and the markets, reinforces some age-old wisdom - "Always carry an umbrella." Amid all of the contradictory forecasts doled out by both meteorologists and financial pundits, it's often best to be prepared for anything. While no one can shield themselves completely from market downturns, a well-balanced portfolio remains an investor's best hope to stay dry.

We'll be doing our part to help you maintain a well-diversified portfolio. As the result of our merger with the Alleghany Funds family, we'll soon be offering you more investment options and expanding our range of services. More details of the merger will be forthcoming in a separate mailing. While we can't change the weather or the markets, we're dedicated to helping you ride out whatever uncertainty the markets may bring.

Sincerely,


/S/ SIGNATURE
RANDALL C. HAMPTON


Randall C. Hampton
President
ABN AMRO Funds


                                                                                             Lipper
               As of June 30, 2001                       7-Day    30-Day    One-Year         Ranking
                                                         Yield     Yield     Return       for One-Year
-------------------------------------------------------------------------------------------------------
  Institutional Prime Money Market Fund(US) -
  Institutional Share Class                              3.98%     4.15%      5.96%      42 of 214 Funds
  Institutional Service Share Class                      3.73%     3.90%      5.71%     130 of 214 Funds
-------------------------------------------------------------------------------------------------------
  Lipper Institutional Money Market Funds Average         N/A       N/A       5.74%            N/A


PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.
An investment in a money market fund is neither insured nor guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the net asset value at $1.00 per share, it is possible to lose money by investing in this Fund.

All indices mentioned are unmanaged. It is not possible to invest directly in any index.

Lipper Analytical Services, Inc. is a mutual fund performance monitor. The performance data and monthly rankings of the fund's peer group are based on total returns with dividend and distributions reinvested and do not reflect sales charges.

This report must be preceded or accompanied by a current prospectus.

Distributor: ABN AMRO Distribution Services (USA) Inc.

--------------------------------------------------------------------------------
                                                       JUNE 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS

INSTITUTIONAL PRIME MONEY MARKET FUND(US)

[GRAPHIC OMITTED-PIE CHART]

REPURCHASE AGREEMENTS
AND NET OTHER ASSETS
AND LIABILITIES ................  6.4%

TIME DEPOSITS .................. 12.8%

BANK NOTE ......................  1.0%

COMMERCIAL PAPER ............... 62.3%

CERTIFICATES OF DEPOSIT ........ 17.5%

% OF TOTAL NET ASSETS


                                                FACE           MARKET
DESCRIPTION                                   AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------


COMMERCIAL PAPER (A) - 62.3%
     American Express Credit
      3.960%, 07/05/01.......................  $45,000       $  44,980
      3.640%, 08/16/01.......................   50,000          49,768
     Associates First Capital
      3.690%, 07/26/01.......................   95,000          94,757
     Blue Ridge Asset Funding (B)
      4.300%, 07/19/01.......................   27,602          27,543
     Centric Capital (B)
      4.630%, 07/06/01.......................   15,700          15,690
     CIT Group
      3.740%, 07/26/01.......................   75,000          74,805
     Edison Asset Securitization (B)
      3.700%, 08/27/01.......................   50,000          49,707
     Falcon Asset Securitization (B)
      3.780%, 07/23/01.......................   39,700          39,608
     Ford Motor Credit
      3.710%, 07/10/01.......................   50,000          49,954
      3.700%, 08/16/01.......................   45,000          44,787
     Fountain Square Commerce
      Funding (B)
      4.690%, 07/16/01.......................   32,853          32,789
      4.240%, 07/23/01.......................   10,108          10,082
     General Electric Capital
      International (B)
      4.670%, 07/02/01.......................   35,000          34,995
     General Motors
      3.660%, 08/01/01.......................   95,000          94,700
     Goldman Sachs Group
      3.960%, 07/10/01.......................   45,900          45,855
      4.620%, 07/10/01.......................   50,000          49,943

                                                FACE           MARKET
DESCRIPTION                                   AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------

COMMERCIAL PAPER (continued)
     Household Finance
      3.750%, 07/20/01.......................  $45,000       $  44,911
     J.P. Morgan Chase
      4.140%, 07/02/01.......................   86,230          86,220
     Quincy Capital (B)
      3.840%, 07/19/01.......................   40,000          39,923
      3.720%, 07/20/01.......................   20,000          19,961
     SBC Communications
      3.650%, 07/13/01.......................   40,525          40,476
     Scripps E.W.
      4.580%, 07/06/01.......................   24,000          23,985
     Transamerica Finance
      3.710%, 07/26/01.......................   65,500          65,331
      4.650%, 08/23/01.......................   14,500          14,401
     UBS Finance
      4.140%, 07/02/01.......................   95,000          94,989
     Verizon Network Funding
      4.640%, 07/12/01.......................   25,000          24,965
      3.680%, 08/06/01.......................   20,000          19,926
      3.870%, 08/09/01.......................   25,000          24,895
     Wells Fargo
      3.650%, 08/09/01.......................   50,000          49,802
                                                          ------------

TOTAL COMMERCIAL PAPER
   (Cost $1,309,748).........................                1,309,748
                                                          ------------

CERTIFICATES OF DEPOSIT - 17.5%
     Canadian Imperial Bank (NY)
      4.680%, 07/12/01.......................   40,000          40,000
      6.600%, 11/01/01.......................   10,000           9,999
     Commerzbank AG (NY)
      6.865%, 08/13/01.......................   15,000          15,036
      3.735%, 09/19/01.......................   50,000          50,009
     Deutsche Bank (NY)
      6.980%, 07/16/01.......................   25,000          25,000
      4.600%, 08/16/01.......................   44,000          44,000
     Harris Bank and Trust Savings
      3.800%, 08/09/01.......................   60,000          60,000
     National Westminster Bank (NY)
      6.855%, 08/31/01.......................   20,000          20,002
     Rabobank Nederland (NY)
      6.980%, 07/18/01.......................   25,000          25,000
     Toronto Dominion (NY)
      6.300%, 07/12/01.......................   40,000          40,000
      4.600%, 08/13/01.......................   40,000          40,000
                                                          ------------

TOTAL CERTIFICATES OF DEPOSIT
   (Cost $369,046)...........................                  369,046
                                                          ------------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS


                                                FACE           MARKET
DESCRIPTION                                   AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------

TIME DEPOSITS - 12.8%
     Keybank
      4.000%, 07/02/01.......................  $95,000    $     95,000
     National City Bank
      3.938%, 07/02/01.......................   78,000          78,000
     Suntrust Bank
      3.938%, 07/02/01.......................   41,695          41,695
     Wachovia Bank
      3.938%, 07/02/01.......................   55,000          55,000
                                                          ------------

TOTAL TIME DEPOSITS
   (Cost $269,695)...........................                  269,695
                                                          ------------

BANK NOTE - 1.0%
     National City Bank of Cleveland
      6.980%, 08/02/01.......................   20,000          20,038
                                                          ------------

TOTAL BANK NOTE
   (Cost $20,038)............................                   20,038
                                                          ------------

                                                FACE           MARKET
DESCRIPTION                                   AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS - 5.5%
     J.P. Morgan Chase,
      4.010%, dated 06/29/01, matures
      07/02/01, repurchase price
      $42,857,182 (collateralized by
      U.S. Government Agency
      Instruments, total market
      value: $43,701,204 )...................  $42,843    $     42,843
     Morgan Stanley,
      4.010%, dated 06/29/01, matures
      07/02/01, repurchase price
      $73,800,571 (collateralized by
      U.S. Government Agency
      Instruments, total market
      value: $75,251,849 )...................   73,776          73,776
                                                          ------------

TOTAL REPURCHASE AGREEMENTS
   (Cost $116,619)...........................                  116,619
                                                          ------------

TOTAL INVESTMENTS - 99.1%
   (Cost $2,085,146) ........................                2,085,146
                                                          ------------

NET OTHER ASSETS AND LIABILITIES - 0.9%......                   18,298
                                                          ------------

NET ASSETS - 100.0%  ........................             $  2,103,444
                                                          ============


--------------------------------------------------------------

(A)  Rate noted represents annualized discount yield at the time of purchase.

(B) Securities exempt from registration under section 4(2) of the Securities Act of 1933, as amended. These securities may only be resold in an exempt transaction to qualified institutional buyers. At June 30, 2001, these securities amounted to $270,297,938 or 12.9% of net assets.

(NY) New York

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                       JUNE 30, 2001 (Unaudited)
--------------------------------------------------------------------------------


STATEMENT OF ASSETS AND LIABILITIES (000)

JUNE 30, 2001
                                                                 INSTITUTIONAL
                                                                     PRIME
                                                                 MONEY MARKET
                                                                   FUND(US)
--------------------------------------------------------------------------------
ASSETS:
   Investment securities at cost ...............................  $1,968,527
   Repurchase agreements .......................................     116,619
                                                                  ----------
   Total investments at market value ...........................   2,085,146
   Receivable for portfolio shares sold ........................      14,825
   Interest receivable .........................................      10,163
   Other assets ................................................          33
                                                                  ----------
   Total assets ................................................   2,110,167
                                                                  ----------
LIABILITIES:
   Distribution payable ........................................       6,151
   Payable due to custodian ....................................          16
   Advisory fee payable ........................................         189
   Administration fee payable ..................................          95
   Trustees' fees payable ......................................           6
   Shareholder servicing fees (Note 3) .........................          16
   Accrued expenses and other payables .........................         250
                                                                  ----------
   Total liabilities ...........................................       6,723
                                                                  ----------
NET ASSETS .....................................................  $2,103,444
                                                                  ==========
NET ASSETS CONSIST OF:
   Paid in capital .............................................  $2,103,442
   Undistributed net investment income .........................           2
                                                                  ----------
TOTAL NET ASSETS ...............................................  $2,103,444
                                                                  ==========
SHARES OF BENEFICIAL INTEREST
   Institutional Share Class:
   Net Assets ..................................................  $2,024,639
                                                                  ==========
   Shares of beneficial interest outstanding ...................   2,024,639
                                                                  ==========
NET ASSET VALUE, OFFERING AND REDEMPTION - PRICE PER SHARE .....  $     1.00
                                                                  ==========
   Institutional Service Share Class:
   Net Assets ..................................................  $   78,805
                                                                  ==========
   Shares of beneficial interest outstanding ...................      78,805
                                                                  ==========
NET ASSET VALUE, OFFERING AND REDEMPTION - PRICE PER SHARE .....  $     1.00
                                                                  ==========




    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS (000)

FOR THE SIX MONTHS ENDED JUNE 30, 2001
                                                               INSTITUTIONAL
                                                                   PRIME
                                                               MONEY MARKET
                                                                 FUND(US)
--------------------------------------------------------------------------------
INVESTMENT INCOME:
   Interest ..................................................  $   51,033
                                                                ----------
   Total investment income ...................................      51,033
                                                                ----------
EXPENSES:
   Investment advisory fees (Note 5) .........................         973
   Administration fees (Note 3) ..............................         487
   Custody fees ..............................................          58
   Transfer agency fees ......................................          46
   Professional fees .........................................          35
   Registration & filing fees ................................         130
   Printing fees .............................................           9
   Trustees fees .............................................          22
   Shareholder servicing fees (Note 3) .......................          99
   Miscellaneous .............................................          89
                                                                ----------
   Net expenses ..............................................       1,948
                                                                ----------
NET INVESTMENT INCOME ........................................      49,085
                                                                ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .........  $   49,085
                                                                ==========




    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                       JUNE 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS (000)

FOR THE SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED) AND FOR THE YEAR ENDED DECEMBER 31, 2000


                                                                                                      INSTITUTIONAL
                                                                                                         PRIME
                                                                                                      MONEY MARKET
                                                                                                        FUND(US)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    2001           2000
------------------------------------------------------------------------------------------------------------------------------------

 OPERATIONS:
  Net investment income .................................................................... $    49,085     $    52,393
                                                                                              -----------     -----------
  Net increase in net assets resulting from operations .....................................      49,085          52,393
                                                                                              -----------     -----------
 DIVIDENDS DISTRIBUTED FROM:
   Net investment income:
     Institutional Share Class ..............................................................     (47,145)        (51,284)
     Institutional Service Share Class ......................................................      (1,940)         (1,109)
                                                                                              -----------     -----------

       Total dividends distributed ..........................................................     (49,085)        (52,393)
                                                                                              -----------     -----------
 CAPITAL SHARE TRANSACTIONS:
   INSTITUTIONAL SHARE CLASS:
     Proceeds from shares issued ............................................................   3,468,317       2,979,403
     Shares issued in lieu of distributions .................................................       6,937           2,677
     Cost of shares repurchased .............................................................  (2,896,009)     (1,541,686)
                                                                                              -----------     -----------
     Increase in net assets derived from Institutional Share Class transactions .............     579,245       1,440,394
                                                                                              -----------     -----------
   INSTITUTIONAL SERVICE SHARE CLASS:
     Proceeds from shares issued ............................................................      49,518         140,272
     Shares issued in lieu of distributions .................................................          --              --
     Cost of shares repurchased .............................................................     (42,322)        (68,663)
                                                                                              -----------     -----------
     Increase in net assets derived from Institutional Service Share Class transactions .....       7,196          71,609
                                                                                              -----------     -----------
     Increase in net assets derived from capital share transactions .........................     586,441       1,512,003
                                                                                              -----------     -----------
   Net increasein net assets ................................................................     586,441       1,512,003

 NET ASSETS INCLUDING LINE (A):
   Beginning of period ......................................................................   1,517,003           5,000
                                                                                              -----------     -----------
   End of period ............................................................................ $ 2,103,444     $ 1,517,003
                                                                                              ===========     ===========
   (A) Undistributed net investment income .................................................. $         2     $         2
                                                                                              ===========     ===========
 CAPITAL SHARE TRANSACTIONS:
   INSTITUTIONAL SHARE CLASS:
     Shares issued ..........................................................................   3,468,317       2,979,403
     Shares issued in lieu of distributions .................................................       6,937           2,677
     Shares repurchased .....................................................................  (2,896,009)     (1,541,686)
                                                                                              -----------     -----------
       Total Institutional Share Class transactions .........................................     579,245       1,440,394
                                                                                              -----------     -----------
   INSTITUTIONAL SERVICE SHARE CLASS:
     Shares issued ..........................................................................      49,518         140,272
     Shares issued in lieu of distributions .................................................          --              --
     Shares repurchased .....................................................................     (42,322)        (68,663)
                                                                                              -----------     -----------
       Total Institutional Service Share Class transactions .................................       7,196          71,609
                                                                                              -----------     -----------
       Net increase in capital shares .......................................................     586,441       1,512,003
                                                                                              ===========     ===========

--------------------------------------------------------------



    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT THE SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED) AND FOR THE YEARS ENDED DECEMBER 31,


                                                                                                              INSTITUTIONAL
                                                                       INSTITUTIONAL                          SERVICE SHARE
                                                                        SHARE CLASS                               CLASS
                                                              --------------------------------           ------------------------
                                                              2001          2000        1999(1)            2001        2000(2)
---------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL PRIME MONEY MARKET FUND(US)
---------------------------------------------------------------------------------------------------------------------------------

Net Asset Value beginning of period ..........  $     1.00        $     1.00       $      1.00        $     1.00      $      1.00
                                                ----------        ----------       -----------        ----------      -----------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income .....................        0.03              0.06              0.00(A)           0.02             0.03
                                                ----------        ----------       -----------        ----------      -----------
   Total from investment operations ..........        0.03              0.06              0.00              0.02             0.03
                                                ----------        ----------       -----------        ----------      -----------
LESS DIVIDENDS:
   Dividends from net investment income ......       (0.03)            (0.06)             0.00(A)          (0.02)           (0.03)
                                                ----------        ----------       -----------        ----------      -----------
   Total dividends ...........................       (0.03)            (0.06)             0.00             (0.02)           (0.03)
                                                ----------        ----------       -----------        ----------      -----------
Net Increase in Net Asset Value ..............        0.00              0.00              0.00              0.00             0.00
                                                ----------        ----------       -----------        ----------      -----------

Net Asset Value end of period ................  $     1.00        $     1.00       $      1.00        $     1.00      $      1.00
                                                ==========        ==========       ===========        ==========      ===========

TOTAL RETURN .................................        2.58%*            6.32%             0.05%             2.45%*           3.20%

RATIOS/SUPPLEMENTAL DATA:
Net Assets End of Period (000) ...............  $2,024,639        $1,445,394       $     5,000        $   78,805      $    71,609
Ratio to Average Net Assets:
   Expenses including waivers ................        0.19%+            0.20%             0.20%             0.44%+           0.45%
   Net investment income including waivers ...        5.05%+            6.46%             4.40%             4.80%+           6.23%
   Expenses excluding waivers ................        0.19%+            0.20%             3.39%             0.44%+           0.45%
   Net investment income excluding waivers ...        5.05%+            6.46%             1.22%             4.80%+           6.23%


--------------------------------------------------------------

(1)  Commenced  operations  on December 28, 1999.  All ratios except the total return for the period have been annualized.

(2)  Commenced  operations  on June 29,  2000.  All ratios  except the total  return for the period  have been annualized.

(A)  Per share was less than $0.005.

 +   Annualized

 *   Not Annualized



    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                       JUNE 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS



1. ORGANIZATION
ABN AMRO Funds (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated September 17, 1992. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company with 18 funds: Treasury Money Market Fund(US), Government Money Market Fund(US), Money Market Fund(US), Tax-Exempt Money Market Fund(US) (collectively the "Money Market Funds"), Fixed Income Fund(US), Tax-Exempt Fixed Income Fund(US), Balanced Fund(US), (collectively the "Fixed Income Funds"), Value Fund(US), Growth Fund(US), International Equity Fund(US), Small Cap Fund(US), Real Estate Fund(US), Europe Equity Growth Fund(US), Asian Tigers Fund(US) and Latin America Equity Fund(US) (collectively the "Equity Funds")(all Funds collectively the "Funds"). The Trust also consists of Institutional Prime Money Market Fund(US), Institutional Treasury Money Market Fund(US) and Institutional Government Money Market Fund(US) (collectively the "Institutional Money Market Funds").
     Institutional Treasury Money Market Fund(US) and Institutional Government Money Market Fund(US) have not yet commenced operations as of June 30, 2001. Each prospectus describes each Fund's investment objective, policies and strategies. Common Shares and Investor Shares of the Money Market Funds, the Fixed Income Funds and the Equity Funds are offered through a separate prospectus and have a separate shareholder report which includes financial statements and financial highlights.
     The assets of each Fund are separate, and a shareholder's interest is limited to the Fund in which shares are held. The Money Market Funds, the Fixed Income Funds and the Equity Funds offer two classes of shares: Common Shares and Investor Shares (available through banks, various brokerage firms and other financial intermediaries). The Institutional Money Market Funds of the Trust offer two classes of shares: Institutional Shares and Institutional Service Shares. The accompanying financial statements and financial highlights are those of the Institutional Prime Money Market Fund(US) (the "Fund").


2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the significant accounting policies followed by the Fund.
     SECURITY VALUATION - Investment securities held by the Fund are stated at amortized cost, which approximates market value. Under the amortized cost method, any discount or premium is accreted or amortized ratably to the maturity of the security and is included in interest income.
     FEDERAL INCOME TAXES - It is the Fund's intention to qualify as a regulated investment company for federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for federal income taxes are required in the accompanying financial statements.
     SECURITY TRANSACTIONS AND RELATED INCOME - Security transactions are accounted for on a trade date basis. Interest income is recognized on an accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold, adjusted for the accretion and amortization of purchase discounts and premiums during the respective holding periods.
     REPURCHASE AGREEMENTS - Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.
     NET ASSET VALUE PER SHARE - The net asset value per share of the Fund is calculated each business day. In general, it is computed by dividing the assets of the Fund less its liabilities, by the number of outstanding shares of the Fund.
     MATURITY DATES - Certain variable rate and floating rate securities of the Fund are subject to "maturity shortening" devices such as put or demand features. Under Rule 2a-7 of the 1940 Act, these securities are deemed to have maturities shorter than the ultimate maturity dates. Accordingly, the maturity dates reflected in the Schedule of Investments are the shorter of the effective put/demand date or the ultimate maturity date.
     CLASSES - Class-specific expenses are borne by that class. Income, expenses, and realized and unrealized gains/losses are allocated to the respective classes on the basis of relative daily net assets.
     EXPENSES - Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Fund are prorated to the Funds on the basis of relative net assets.
     USE OF ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.
     OTHER - Net investment income for the Fund is declared to shareholders daily and distributed monthly. Any net realized capital gains on sales of securities are distributed to shareholders at least annually.
     The amounts of dividends from net investment income and distributions from net realized capital gains are determined in accordance with federal income tax regulations, which may differ from those amounts recorded under generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital in the period that the difference arises.


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NOTES TO FINANCIAL STATEMENTS (CONTINUED)



3. ADMINISTRATION AND DISTRIBUTION AGREEMENTS
The Trust and ABN AMRO Fund Services, Inc. (the "Administrator") have entered into an administration agreement (the "Administration Agreement"). Under the terms of the Administration Agreement, the Administrator is entitled to a fee calculated daily and paid monthly at an annual rate 0.05% of the average daily net assets of the Fund.
     PFPC Inc. provides certain administrative services and fund accounting pursuant to a sub-administration agreement with the Administrator.
     ABN AMRO Distribution Services (USA) Inc. (the "Distributor") serves as the distributor of the Funds. The Trust has adopted a shareholder servicing plan for the Institutional Service Class. The Distributor is paid a fee of up to 0.25% of the average daily net assets of the Institutional Service Share Class of the Fund for its efforts in maintaining client accounts, arranging bank wires, responding to client inquiries concerning services provided on investments and assisting clients in purchase, redemption and exchange transactions, and changing their dividend options, account designations and addresses.


4. TRANSACTIONS WITH AFFILIATES
Certain officers of the Trust are also employees of the Administrator, Sub-Administrator, Legal Counsel and/or Advisor. Such officers are paid no fees by the Trust for serving in their roles as officers of the Trust.


5. INVESTMENT ADVISORY AGREEMENT
The Trust has entered into an investment advisory agreement with ABN AMRO Asset Management (USA) LLC, (the "Advisor"), under which the Advisor is entitled to an annual fee equal to 0.10% of the average daily net assets of the Fund.




6. LINE OF CREDIT
The Credit Agreement, dated August 14, 2000, provides the Funds with a revolving credit facility up to $50 million for one year utilizing The Chase Manhattan Bank. The facility is shared by the Funds and is available for temporary, emergency purposes including liquidity needs in meeting redemptions. The annual commitment fee is 0.09% of the unused portion of the facility and the interest rate is equivalent to the Federal Funds Rate plus 0.45%. Borrowings must be repaid within 30 days. At June 30, 2001, there were no borrowings against the line of credit.


7. REORGANIZATION
On April 23, 2001, the Board of Trustees of ABN AMRO Funds (the "Funds") approved an Agreement and Plan of Reorganization (the "Plan") to combine the
Funds  with  certain   Alleghany  Funds.  The  Plan  requires  approval  by  the
shareholders of each Fund, and will be submitted to shareholders for their consideration on August 24, 2001. To assist shareholders in considering the Plan, shareholders have been sent a proxy statement and/or combined proxy statement/prospectus that describes the reorganization and each Alleghany Fund. If approved by shareholders, the reorganization is expected to be completed in September 2001.


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                               [GRAPHIC OMITTED]
                              ABN AMRO FUNDS LOGO

                              --------------------
                               SEMI-ANNUAL REPORT
                              --------------------

                                  June 30, 2001


INSTITUTIONAL MONEY MARKET FUNDS
  Institutional Prime Money Market Fund(US)
  Institutional Treasury Money Market Fund(US)*
  Institutional Government Money Market Fund(US)*

INVESTMENT ADVISOR
  ABN AMRO ASSET MANAGEMENT (USA) LLC
  208 South LaSalle Street
  Fourth Floor
  Chicago, IL 60604-1003

ADMINISTRATOR
  ABN AMRO FUND SERVICES, INC.
  208 South LaSalle Street
  Fourth Floor
  Chicago, IL 60604-1003

DISTRIBUTOR
  ABN AMRO DISTRIBUTION SERVICES (USA) INC.
  3200 Horizon Drive
  King of Prussia, PA 19406

LEGAL COUNSEL
  MORGAN, LEWIS & BOCKIUS LLP
  1701 Market Street
  Philadelphia, PA 19103

INDEPENDENT AUDITORS
  ERNST & YOUNG LLP
  200 Clarendon Street
  Boston, MA  02116-5072


--------------------------------------------------------------------------------

* As of the date of this semi-annual report, these Funds had not yet commenced operations.







     FOR MORE INFORMATION, PLEASE CALL ABN AMRO FUNDS OR VISIT THE WEBSITE:
                                 1-800-814-3402

                            WWW.ABNAMROFUNDS-USA.COM



                               [GRAPHIC OMITTED]
                               ABN AMRO FUNDS LOGO

                    THIS REPORT AND THE FINANCIAL STATEMENTS
                CONTAINED HEREIN ARE FOR THE GENERAL INFORMATION
                  OF THE SHAREHOLDERS OF THE FUNDS NAMED ABOVE.
                        THIS REPORT IS NOT AUTHORIZED FOR
                      DISTRIBUTION TO PROSPECTIVE INVESTORS
                       UNLESS PRECEDED OR ACCOMPANIED BY A
                               CURRENT PROSPECTUS.

                                                                ABN-F-012-010601